Content Assets, Net (Tables)	3 Months Ended
Mar. 31, 2025
Schedule of Content Assets [Line Items]
Schedule of Content Assets	When assets are retired or disposed of, the costs and accumulated amortization are removed from the accounts, and any resulting gains or losses are included in income/loss in the year of disposition. Estimated useful lives are as follows:
Estimated Useful Life
Software	12 months
Produced contents	6 – 12 months
Copyrights	12 – 36 months

Schedule of Amortization Amount of Content Asset

The following is a schedule, by fiscal years, of amortization amount of content asset as of December 31, 2024:

For the nine months ending December 31, 2025	$1,901,500
For the year ending December 31, 2026	151,200
Total	$2,052,700

Content Assets [Member]
Schedule of Content Assets [Line Items]
Schedule of Content Assets

Current content assets was comprise of the following:

	March 31,	December 31,
	2025	2024
Produced contents
- in development and production	$547,900	$321,600
- released	4,292,100	3,449,400
Copyrights	2,236,900	1,691,700
	7,076,900	5,462,700
Less: accumulated amortization	(5,217,900)	(3,892,900)
Less: accumulated impairment	(3,000)	(3,000)
Total	$1,856,000	$1,566,800

Non-current content assets was comprise of the following:

	March 31,	December 31,
	2025	2024
Produced contents	$581,000	$581,000
Copyrights	373,000	313,000
	954,000	894,000
Less: accumulated amortization	(757,300)	(710,200)
Total	$196,700	$183,800